Vanguard Advice Select International Growth Fund Average Annual Total Returns - Admiral Prospectus [Member]		12 Months Ended	50 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Growth ex US (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.65%	2.98%
MSCI ACWI ex USA Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.17%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		17.10%	(2.35%)
Performance Inception Date	Nov. 09, 2021
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.70%	(2.67%)
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.80%	(1.82%)